Intangible assets - Summary of intangible assets and goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets
Goodwill at start of year	£ 8,388
Goodwill at end of year	8,023	£ 8,388
Intangible assets excluding goodwill at beginning of period	3,524
Intangible assets excluding goodwill at end of period	3,238	3,524
Cost
Disclosure of detailed information about intangible assets
Goodwill at start of year	8,388	7,366
Acquisitions	68	269
Disposals and other	(51)
Exchange translation differences	(382)	753
Goodwill at end of year	8,023	8,388
Intangible assets excluding goodwill at beginning of period	12,948	11,476
Acquisitions	64	125
Additions	447	402
Disposals and other	(140)	(99)
Exchange translation differences	(538)	1,044
Intangible assets excluding goodwill at end of period	12,781	12,948
Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(9,424)	(8,172)
Charge for the year	(609)	(603)
Disposals and other	98	93
Exchange translation differences	392	(742)
Intangible assets excluding goodwill at end of period	(9,543)	(9,424)
Not internally generated
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,089
Intangible assets excluding goodwill at end of period	1,761	2,089
Not internally generated | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	8,828	7,965
Acquisitions	64	125
Disposals and other	(81)	(15)
Exchange translation differences	(373)	753
Intangible assets excluding goodwill at end of period	8,438	8,828
Not internally generated | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(6,739)	(5,912)
Charge for the year	(279)	(294)
Disposals and other	57	15
Exchange translation differences	284	(548)
Intangible assets excluding goodwill at end of period	(6,677)	(6,739)
Not internally generated | Market related
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	981
Intangible assets excluding goodwill at end of period	809	981
Not internally generated | Market related | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,699	2,415
Acquisitions	1	18
Disposals and other	(28)	(2)
Exchange translation differences	(132)	268
Intangible assets excluding goodwill at end of period	2,540	2,699
Not internally generated | Market related | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(1,718)	(1,438)
Charge for the year	(116)	(121)
Disposals and other	16	2
Exchange translation differences	87	(161)
Intangible assets excluding goodwill at end of period	(1,731)	(1,718)
Not internally generated | Customer related
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	744
Intangible assets excluding goodwill at end of period	656	744
Not internally generated | Customer related | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,076	1,840
Acquisitions	28	43
Disposals and other	(29)	(4)
Exchange translation differences	(96)	197
Intangible assets excluding goodwill at end of period	1,979	2,076
Not internally generated | Customer related | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(1,332)	(1,132)
Charge for the year	(73)	(78)
Disposals and other	19	4
Exchange translation differences	63	(126)
Intangible assets excluding goodwill at end of period	(1,323)	(1,332)
Not internally generated | Editorial content
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	73
Intangible assets excluding goodwill at end of period	51	73
Not internally generated | Editorial content | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	690	620
Acquisitions	1	27
Disposals and other	(11)
Exchange translation differences	(22)	43
Intangible assets excluding goodwill at end of period	658	690
Not internally generated | Editorial content | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(617)	(556)
Charge for the year	(15)	(29)
Disposals and other	5	5
Exchange translation differences	20	(37)
Intangible assets excluding goodwill at end of period	(607)	(617)
Not internally generated | Software and technology
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	273
Intangible assets excluding goodwill at end of period	235	273
Not internally generated | Software and technology | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	845	740
Acquisitions	31	37
Disposals and other	(4)
Exchange translation differences	(37)	68
Intangible assets excluding goodwill at end of period	835	845
Not internally generated | Software and technology | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(572)	(467)
Charge for the year	(63)	(53)
Disposals and other	8	(5)
Exchange translation differences	27	(47)
Intangible assets excluding goodwill at end of period	(600)	(572)
Not internally generated | Other
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	18
Intangible assets excluding goodwill at end of period	10	18
Not internally generated | Other | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	2,518	2,350
Acquisitions	3
Disposals and other	(9)	(9)
Exchange translation differences	(86)	177
Intangible assets excluding goodwill at end of period	2,426	2,518
Not internally generated | Other | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(2,500)	(2,319)
Charge for the year	(12)	(13)
Disposals and other	9	9
Exchange translation differences	87	(177)
Intangible assets excluding goodwill at end of period	(2,416)	(2,500)
Internally developed intangible assets
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	1,435
Intangible assets excluding goodwill at end of period	1,477	1,435
Internally developed intangible assets | Cost
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	4,120	3,511
Additions	447	402
Disposals and other	(59)	(84)
Exchange translation differences	(165)	291
Intangible assets excluding goodwill at end of period	4,343	4,120
Internally developed intangible assets | Accumulated amortisation
Disclosure of detailed information about intangible assets
Intangible assets excluding goodwill at beginning of period	(2,685)	(2,260)
Charge for the year	(330)	(309)
Disposals and other	41	78
Exchange translation differences	108	(194)
Intangible assets excluding goodwill at end of period	£ (2,866)	£ (2,685)